UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30,2008

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-Oct-08

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          95

Form 13F Information Table Value Total:     $101,030

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      426     7250 SH       Sole                                       7250
Abbott Laboratories            COM              002824100      271     4700 SH       Sole                                       4700
                                                                58     1000 SH       Defined                                    1000
Adobe Systems Inc.             COM              00724f101     1900    48145 SH       Sole                     8900             39245
                                                                78     1975 SH       Defined                                    1975
Auto Data Processing           COM              053015103     1797    42038 SH       Sole                     6545             35493
                                                                66     1555 SH       Defined                                    1555
Avery Dennison Corp.           COM              053611109     1266    28470 SH       Sole                     5550             22920
                                                                23      525 SH       Defined                                     525
Bank of America Corp.          COM              060505104     2402    68628 SH       Sole                    10204             58424
                                                              1099    31410 SH       Defined                    75             31335
Becton, Dickinson & Company    COM              075887109     2205    27470 SH       Sole                     4975             22495
                                                               126     1575 SH       Defined                                    1575
C.R. Bard Inc.                 COM              067383109     2671    28155 SH       Sole                     5210             22945
                                                               129     1360 SH       Defined                    25              1335
CenturyTel, Inc.               COM              156700106     1581    43125 SH       Sole                     7360             35765
                                                                38     1025 SH       Defined                    75               950
Chubb Corp.                    COM              171232101     2086    37990 SH       Sole                     6795             31195
                                                                78     1425 SH       Defined                    50              1375
Cisco Systems, Inc.            COM              17275R102     1180    52325 SH       Sole                     9975             42350
                                                                41     1800 SH       Defined                                    1800
Cognizant Technology Solutions COM              192446102     1002    43881 SH       Sole                     8435             35446
                                                                20      875 SH       Defined                                     875
Cohen Steers Realty Ishares    COM              464287564     1376    17950 SH       Sole                     2725             15225
                                                                62      815 SH       Defined                    40               775
Colgate Palmolive              COM              194162103      347     4600 SH       Sole                                       4600
Danaher Corp.                  COM              235851102     3022    43543 SH       Sole                     6705             36838
                                                               109     1575 SH       Defined                                    1575
Disney (Walt) Holding Co.      COM              254687106       92     3000 SH       Sole                                       3000
                                                               113     3680 SH       Defined                                    3680
Dow-Jones AIG Commodity ETN    COM              06738C778     2126    41253 SH       Sole                     5570             35683
                                                                82     1600 SH       Defined                    25              1575
Emerson Electric Company       COM              291011104     1906    46716 SH       Sole                     7145             39571
                                                               100     2450 SH       Defined                    50              2400
Exxon Mobil Corp.              COM              30231G102     4164    53614 SH       Sole                     8224             45390
                                                               387     4985 SH       Defined                                    4985
Fiserv Inc.                    COM              337738108     2032    42935 SH       Sole                     7635             35300
                                                                92     1950 SH       Defined                    50              1900
General Electric Co.           COM              369604103     2383    93434 SH       Sole                    11085             82349
                                                               256    10025 SH       Defined                                   10025
General Mills Inc.             COM              370334104      220     3200 SH       Sole                                       3200
GlaxoSmithKline ADR            ADR              37733W105      126     2910 SH       Sole                                       2910
                                                               134     3076 SH       Defined                                    3076
Hess Corporation               COM              42809h107      375     4565 SH       Sole                     1300              3265
                                                                74      900 SH       Defined                                     900
IBM Corp.                      COM              459200101      208     1775 SH       Defined                                    1775
Johnson & Johnson              COM              478160104     1967    28399 SH       Sole                     5552             22847
                                                                73     1050 SH       Defined                                    1050
MSCI EAFE Ishares              COM              464287465     4904    87109 SH       Sole                    12175             74934
                                                               186     3300 SH       Defined                   290              3010
MSCI Emerging Markets Ishares  COM              464287234     3289    96267 SH       Sole                    12360             83907
                                                               118     3459 SH       Defined                    99              3360
McGraw-Hill Inc.               COM              580645109     1529    48381 SH       Sole                     8486             39895
                                                                79     2490 SH       Defined                                    2490
Nucor Corp.                    COM              670346105      861    21785 SH       Sole                     4015             17770
                                                                21      535 SH       Defined                                     535
P P G Industries Inc.          COM              693506107     1488    25511 SH       Sole                     4510             21001
                                                                22      375 SH       Defined                                     375
Park National Corp             COM              700658107      351     4500 SH       Sole                                       4500
PepsiCo Inc.                   COM              713448108     2988    41927 SH       Sole                     9337             32590
                                                               526     7375 SH       Defined                                    7375
Pfizer Inc.                    COM              717081103      106     5756 SH       Sole                      290              5466
                                                               100     5400 SH       Defined                                    5400
Procter & Gamble Co.           COM              742718109     1341    19238 SH       Sole                      550             18688
                                                               306     4392 SH       Defined                                    4392
Quest Diagnostics              COM              74834l100     2603    50370 SH       Sole                     8410             41960
                                                                68     1325 SH       Defined                   100              1225
Questar Corp.                  COM              748356102     1190    29090 SH       Sole                     5390             23700
                                                                32      775 SH       Defined                                     775
S&P Mid Cap 400 Ishares        COM              464287507     6822    94284 SH       Sole                    12465             81819
                                                               186     2575 SH       Defined                   100              2475
S&P Small Cap 600 Ishares      COM              464287804     4558    76600 SH       Sole                    10470             66130
                                                               141     2375 SH       Defined                   100              2275
Schlumberger Ltd.              COM              806857108     3118    39933 SH       Sole                     6830             33103
                                                               269     3450 SH       Defined                                    3450
Sigma Aldrich Corp.            COM              826552101     2772    52876 SH       Sole                     9070             43806
                                                               111     2125 SH       Defined                                    2125
Southern Company               COM              842587107     3023    80204 SH       Sole                    12721             67483
                                                               409    10840 SH       Defined                   300             10540
Standard & Poor's 500 Dep. Rec COM              78462f103      670     5774 SH       Sole                      659              5115
                                                                20      170 SH       Defined                                     170
Stanley Works                  COM              854616109     1188    28470 SH       Sole                     5575             22895
                                                                22      525 SH       Defined                                     525
Stryker Corp.                  COM              863667101     4330    69505 SH       Sole                     8036             61469
                                                                56      900 SH       Defined                                     900
Supervalu Inc.                 COM              868536103     1013    46690 SH       Sole                     8310             38380
                                                                31     1425 SH       Defined                    50              1375
Tortoise Energy Infrastructure COM              89147l100     1673    73844 SH       Sole                    13450             60394
                                                                76     3375 SH       Defined                                    3375
U.S. Bancorp Del New           COM              902973304     1753    48666 SH       Sole                     9085             39581
                                                               366    10150 SH       Defined                                   10150
United Technologies Corp.      COM              913017109     2498    41600 SH       Sole                     6385             35215
                                                               155     2575 SH       Defined                   350              2225
Walgreen Company               COM              931422109     1211    39100 SH       Sole                     7624             31476
                                                                81     2615 SH       Defined                                    2615